Income taxes (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The following table presents the components of Income tax expense for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Current tax expense	199,921	206,244
Deferred tax expense	28,554	81,359

Total income tax expense	228,475	287,602

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2024 and 2025. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(3,600)	(9,388)
Less: reclassification adjustments	(798)	(1,316)

Total	(4,399)	(10,703)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	(1,416)
Less: reclassification adjustments	—	—

Total	—	(1,416)

Defined benefit plan adjustments:
Unrealized gains (losses)	2,676	5,194
Less: reclassification adjustments	(6,696)	(6,232)

Total	(4,020)	(1,038)

Own credit risk adjustments:
Unrealized gains (losses)	2,887	472
Less: reclassification adjustments	128	(1)

Total	3,015	471

Total tax effect before allocation to noncontrolling interests	(5,403)	(12,686)